UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund:    BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:    Donald C. Burke, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:    (800) 882-0052, Option 4

Date of fiscal year end:    10/31/2008

Date of reporting period:    11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock New Jersey Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(In Thousands)
	Face
	Amount	Municipal Bonds	Value
New Jersey -	$150	Burlington County, New Jersey, Bridge Commission, EDR, Refunding
125.2%		(The Evergreens Project), 5.625% due 1/01/2038	$140
	1,000	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
		5.75% due 1/01/2026 (e)	1,041
	250	Essex County, New Jersey, Improvement Authority, Airport Revenue Refunding Bonds, AMT,
		5% due 11/01/2025 (g)	254
	1,000	Hudson County, New Jersey, Improvement Authority, Capital Appreciation Revenue Bonds,
		Series A-1, 4.46% due 12/15/2032 (g)(i)	280
	1,000	Middlesex County, New Jersey, Improvement Authority Revenue Bonds
		(George Street Student Housing Project), Series A, 5% due 8/15/2035	953
	200	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds
		(Heldrich Center Hotel/Conference Project), Series B, 6.25% due 1/01/2037	180
	100	Mount Holly, New Jersey, Municipal Utilities Authority, Sewer Revenue Bonds, Series C,
		4.50% due 12/01/2037 (g)	97
	1,000	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034	995
	60	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
		5.75% due 1/01/2025	58
	110	New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
		5.875% due 1/01/2037	104
	1,000	New Jersey EDA, First Mortgage Revenue Refunding Bonds
		(The Winchester Gardens at Ward Homestead Project), Series A, 5.80% due 11/01/2031	1,012
	140	New Jersey EDA, Retirement Community Revenue Refunding Bonds
		(Seabrook Village, Inc.), 5.25% due 11/15/2026	126
	100	New Jersey EDA, Revenue Bonds (Newark Downtown District Management Corporation),
		5.125% due 6/15/2037	93
	300	New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
		5% due 9/01/2037 (a)	310
	500	New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds
		(Waste Management Inc.), AMT, Series A, 5.30% due 6/01/2015	523
	925	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
		7% due 11/15/2030	932
	900	New Jersey EDA, Transportation Project Sublease Revenue Bonds, Series A,
		5.75% due 5/01/2010	968
	250	New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
		Inc. Project), AMT, Series A, 5.25% due 11/01/2032 (a)	253
	1,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hackensack
		University Medical Center), 6% due 1/01/2025	1,034
	250	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
		(Saint Barnabas Health Care System), Series A, 5% due 7/01/2029	240
	500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
		(Saint Barnabas Health Care System), Series B, 5.92% due 7/01/2030 (i)	123
	840	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
		(Saint Barnabas Health Care System), Series B, 5.72% due 7/01/2036 (i)	140
	900	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
		(Saint Barnabas Health Care System), Series B, 5.79% due 7/01/2037 (i)	140
Portfolio Abbreviations
To simplify the listings of BlackRock New Jersey Investment Quality Municipal Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
EDA	Economic Development Authority

BlackRock New Jersey Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(In Thousands)
	Face
	Amount	Municipal Bonds	Value
	$1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
		(Saint Joseph's Hospital and Medical Center), Series A, 5.75% due 7/01/2016 (b)	$1,007
	200	New Jersey State Educational Facilities Authority Revenue Bonds (Richard Stockton College),
		Series F, 5% due 7/01/2031 (g)	204
	100	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
		(Georgian Court University), Series D, 5% due 7/01/2033	95
	250	New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
		(Ramapo College), Series I, 4.25% due 7/01/2031 (a)	238
	160	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
		6.50% due 1/01/2016 (a)	187
	840	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C,
		6.50% due 1/01/2016 (a)(c)	993
	375	Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal,
		Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment
		Projects), 4.375% due 1/01/2037 (g)	360
	500	Old Bridge Township, New Jersey, Board of Education, GO, Refunding,
		4.375% due 7/15/2032 (g)	491
	1,000	Passaic Valley, New Jersey, Sewer Commissioner's Revenue Refunding Bonds
		(Sewer System), Series E, 5.75% due 12/01/2021 (a)	1,057
	100	Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.499% due 7/01/2034 (e)(i)	83
	500	Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, 132nd
		Series, 5% due 9/01/2033	513
	150	Rutgers State University, New Jersey, Revenue Bonds, Series E, 5% due 5/01/2034 (d)	155
	100	Salem County, New Jersey, Improvement Authority Revenue Bonds
		(Finlaw State Office Building Project), 5.25% due 8/15/2038 (e)	107
	490	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,
		Series A, 4.50% due 11/01/2035 (d)	472
	750	Tobacco Settlement Financing Corporation of New Jersey, Asset Backed Revenue Refunding
		Bonds, 6.125% due 6/01/2012 (h)	855
	600	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Refunding
		Bonds, Series 1B, 5.65% due 6/01/2041 (i)	64
Puerto Rico -	80	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
19.7%		Refunding Bonds, Series L, 5.25% due 7/01/2038 (a)	82
	795	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
		Appreciation Revenue Bonds, Series A, 4.34% due 7/01/2037 (a)	162
	500	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds,
		Series B, 5% due 7/01/2031	493
	310	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2016 (h)	359
	190	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030	190
	350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
		5% due 7/01/2015 (d)(h)	397
	250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2032	249
	150	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series SS,
		5% due 7/01/2025 (g)	153
	600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
		Revenue Bonds (Ana G. Mendez University System Project), 5% due 3/01/2026	566
		Total Municipal Bonds (Cost - $19,352) - 144.9%	19,528
		Corporate Bonds
Other State -	1,000	Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (k)	1,049
7.8%		Total Corporate Bonds (Cost - $1,020) - 7.8%	1,049

BlackRock New Jersey Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(In Thousands)
Shares
Held	Short-Term Securities	Value
305	CMA New Jersey Municipal Money Fund, 2.15% (f)(j)	$305
	Total Short-Term Securities (Cost - $305) - 2.3%	305
	Total Investments (Cost - $20,677*) - 155.0%	20,882
	Other Assets Less Liabilities - 1.2%	164
	Preferred Shares at Redemption Value - (56.2%)	(7,569)
	Net Assets Applicable to Common Shares - 100.0%	$13,477

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$20,673
	Gross unrealized appreciation	$692
	Gross unrealized depreciation	(483)
	Net unrealized appreciation	$209

(a)	AMBAC Insured.
(b)	Connie Lee Insured.
(c)	Escrowed to maturity.
(d)	FGIC Insured.
(e)	FSA Insured.
(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Dividend Income
CMA New Jersey Municipal Money Fund	301	$1

(g)	MBIA Insured.
(h)	Prerefunded.
(i)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)	Represents the current yield as of January 31, 2008.
(k)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Item 2 –		Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities
Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –		Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: March 24, 2008